Acquisitions	3 Months Ended	12 Months Ended
	Jun. 28, 2013	Mar. 29, 2013
Acquisitions and Divestitures [Abstract]
Business Combination Disclosure [Text Block]
Acquisitions and Divestitures

Fiscal 2013 Acquisition

In the second quarter of fiscal 2013, CSC acquired a privately-held entity for $35 million in an all-cash transaction. The entity was acquired primarily to enhance CSC's capabilities in Big Data processing and analytics, a next-generation service offering. The purchase price was allocated to net assets acquired based on estimates of fair value at the date of acquisition: $4 million to current assets, $8 million to acquired intangible assets, $2 million to liabilities, and $25 million to goodwill. The goodwill is associated with the Company's NPS segment and is tax-deductible.

The financial results of the acquired business have been included in the Company’s Consolidated Condensed Financial Statements from the date of acquisition. Pro forma financial information for this acquisition is not presented as it is not material to CSC’s consolidated results.

Divestitures

Discontinued Operations

Fiscal 2014

On May 26, 2013, CSC entered into an agreement to sell its base operations, aviation and ranges services business unit, Applied Technology Division (ATD) within its NPS Segment, to a strategic investor. This disposition reflects CSC's ongoing service portfolio optimization initiative, and the results of ATD are presented as discontinued operations in the Consolidated Condensed Statements of Operations. As the transaction had not closed as of June 28, 2013, the assets and liabilities of ATD have been classified as held-for-sale in the Company's Consolidated Condensed Balance Sheet as follows: $144 million of current assets included within prepaid expenses and other current assets, $62 million of non-current assets including, $43 million of goodwill and $19 million other long-term assets included within other assets, $69 million of current liabilities included within accrued expenses and other current liabilities, and $37 million of non-current liabilities included within other long-term liabilities. The divestiture of ATD was completed on July 19, 2013 (see Note 18).

On May 21, 2013, CSC completed the divestiture of its flood insurance-related business process outsourcing practice (flood insurance BPO) to a financial investor for cash consideration of $43 million plus a net working capital adjustment receivable of $4 million, for a pre-tax gain on disposal of $25 million, representing the excess of the net proceeds over the carrying value of the net assets of the divested business and the related transaction costs. The divested assets and liabilities included current assets of $9 million included within prepaid expenses and other current assets, $14 million of non-current assets including, $12 million of goodwill and $2 million of other long-lived assets included within other assets, and current liabilities of $1 million included within accrued expenses and other current liabilities. This business was included in CSC's GBS Segment. The divestiture reflects CSC's focus on next-generation product and service offerings, and the results of this business have been included in the Company's Consolidated Condensed Statements of Operations as discontinued operations.

Fiscal 2013

During fiscal 2013, CSC completed the divestiture of three businesses within its GBS Segment: the U.S.-based credit services business, the Italian consulting and system integration business, and an enterprise systems integration business with operations in Malaysia and Singapore. These divestitures reflect the Company's ongoing service portfolio optimization initiative to focus on next-generation technology services and are presented in the Company's Consolidated Condensed Statements of Operations as discontinued operations.

The Company received cash proceeds of $1,003 million for the sale of its U.S.-based credit services business of which $2 million was received in the first quarter of fiscal 2014 for a subsequent net working capital adjustment. For its sale of the enterprise system integration business, the Company received $90 million in cash and expects to receive another $14 million for net working capital and other adjustments. For the disposal of its Italian consulting and systems integration business, the Company paid $35 million (plus $8 million of cash included in the divested entity's net assets sold) but expects to receive $5 million back from the buyer for a purchase price adjustment. Both the $14 million and $5 million described above are recorded as receivables.

These three divestitures resulted in a total fiscal 2013 pre-tax gain of $769 million (after-tax gain of $417 million), representing the excess of the proceeds over the carrying value of the net assets of the divested businesses, net of transaction costs of $11 million. As noted above, there was an additional $2 million pre-tax gain recorded during the first quarter of fiscal 2014.

The fiscal 2013 divested assets and liabilities included current assets of $129 million, property and equipment and other long-lived assets of $11 million, goodwill of $241 million, and liabilities of $85 million. These three divestitures are reported in the Company's Consolidated Condensed Statements of Operations as income from discontinued operations, net of taxes.

A summary of the results of the discontinued operations is presented below:

	Quarter Ended
	June 28, 2013	June 29, 2012
Operations
Revenue	$179	$329

Income from discontinued operations, before taxes	5	34
Tax expense	3	13
Net income from discontinued operations	$2	$21

Disposal
Gain on disposition, before taxes	$25	$—
Tax expense	13	—
Gain on disposition, net of taxes	$12	$—

Income from discontinued operations, net of taxes	$14	$21

The tax expense for the quarters ended June 28, 2013 and June 29, 2012 approximates the U.S. federal and state statutory income tax rate applied to income before tax as the operations were located in the U.S. The primary difference between the book and tax gains on the sale of the flood insurance BPO business was the write-off of approximately $12 million of goodwill, the majority of which was not deductible for tax purposes.

Other Divestiture

During the fourth quarter of fiscal 2013, the Company sold Paxus, its Australian information technology staffing business unit. This divestiture did not qualify to be presented as discontinued operations because of CSC's significant continuing business relationship with the divested entity. The total consideration for this divestiture was $79 million, of which $63 million was received in cash and $16 million was recorded as a receivable at the end of fiscal 2013. Of the total receivable, the Company received, during the first quarter for fiscal 2014, cash of $10 million and offset $6 million against a current payable due to the buyer. This sale resulted in a pre-tax gain of $38 million, representing the excess of proceeds over the carrying value of the net assets divested, net of transaction costs of $3 million. The divested assets and liabilities included current assets of $41 million, property and equipment and other long-lived assets of $2 million, and liabilities of $5 million. There was no tax expense or benefit on the gain on sale of Paxus because the Company had sufficient capital losses in its Australian business unit, for which a valuation allowance had previously been provided, that completely offset the capital gain.

Acquisitions

Fiscal 2013 Acquisition

In the second quarter of fiscal 2013, CSC acquired a privately-held entity for $35 million in an all-cash transaction. The entity was acquired primarily to enhance CSC's strategy of offering customers greater value through data expertise and intellectual property. The purchase price was allocated to net assets acquired based on their estimated fair values at the date of acquisition as: $4 million to current assets, $8 million to acquired intangible assets, $2 million to liabilities, and $25 million to goodwill. The goodwill is associated with the NPS segment and is expected to be tax deductible. The pro forma financial information for this acquisition is not presented as this acquisition is not material to CSC’s consolidated results.

Fiscal 2012 Acquisitions

iSOFT Acquisition

On July 29, 2011, CSC completed the acquisition of iSOFT Group Limited (iSOFT), a publicly-held company listed on the Australian Securities Exchange. iSOFT is a global healthcare information technology company providing advanced application solutions principally to secondary care providers across both the public and private sectors. The acquisition complements and strengthens CSC’s software products, healthcare integration and services portfolio, and its healthcare research and development capabilities.

CSC acquired all of the outstanding shares in iSOFT for cash consideration of $200 million and the assumption of debt of $315 million, of which $298 million was repaid immediately after the acquisition.  The acquisition was funded through CSC’s existing cash balances.

Prior to the acquisition, the Company and iSOFT had a subcontracting agreement related to the development and delivery of software and IT services under the Company’s NHS contract. The agreement was effectively settled upon the completion of the acquisition. The Company determined that the subcontract was at market and no settlement gain or loss was recognized on the pre-existing relationship.

The results of iSOFT have been included in the Company’s consolidated financial statements from the date of acquisition within its GBS segment. For the twelve months ended March 30, 2012, iSOFT contributed revenues of $123 million and an operating loss of $79 million, including the effect of purchase accounting adjustments, primarily relating to amortization of intangibles. The operating loss was offset by currency gains of $18 million, resulting in an effective loss of $61 million before interest and taxes. The currency gains, which resulted from unhedged inter-company loans, are included in other income. The following unaudited pro forma summary presents consolidated information of the Company as if the acquisition of iSOFT had occurred on April 3, 2010 for all periods presented:

	As Reported		Pro Forma - Unaudited
	Twelve Months Ended		Twelve Months Ended
(Amounts in millions, except per-share data)	March 30, 2012	April 1, 2011	March 30, 2012	April 1, 2011
Revenue	$14,476	$14,597	$14,554	$14,791
Net (loss) income attributable to CSC common shareholders	(4,242)	740	(4,344)	618
Basic EPS	$(27.37)	$4.79	$(28.02)	$4.00
Diluted EPS	(27.37)	4.73	(28.02)	3.95

The pro forma financial information above is not indicative of the results that would have actually been obtained if the acquisition had occurred on April 3, 2010, or that may be obtained in the future. No effect has been given to cost reductions or operating synergies relating to the integration of iSOFT in the Company’s operations. The information for the twelve months ended March 30, 2012 has been adjusted to exclude $37 million of goodwill impairment recorded by iSOFT in June 2011, and the twelve months ended April 1, 2011 information has been adjusted to exclude $290 million of goodwill impairment recorded by iSOFT in June 2010. Additionally, the twelve months ended March 30, 2012 information has been adjusted to exclude the transaction costs of $11 million, and the twelve months ended April 1, 2011 information has been adjusted to include the transaction costs of $11 million.

The fair values of the assets acquired and liabilities assumed at the date of acquisition, including adjustments to the valuation of net assets acquired based on additional information that subsequently became available during fiscal 2012, are summarized as follows:

(Amounts in millions)	Estimated Fair Value
Cash and cash equivalents	$26
Trade and other receivables	114
Other current assets	14
Deferred tax assets	12
Intangible assets	198
Property and equipment	21
Other non-current assets	3
Trade payables and accrued expenses	(62)
Deferred revenue	(54)
Debt	(315)
Deferred taxes, uncertain tax positions, and other long-term liabilities	(59)
Total identifiable net assets acquired	(102)
Goodwill	302
Total cash purchase price	$200

As of the acquisition date, the fair value of receivables approximated book value, which included billed and unbilled receivables and the historical allowance for uncollectible amounts of $10 million.

The components of the definite-lived intangible assets acquired and their respective estimated useful lives were as follows:

(Amounts in millions)	Estimated Fair Value	Estimated Useful Lives (Years)
Customer relationships	$92	10-13
Software	102	2-7
Trade names	4	1
Total intangible assets	$198

The entire amount of goodwill is associated with the Company’s GBS segment, and is attributable to expected increases in the Company’s market capabilities, synergies from combining operations, and the value of the acquired workforce. Of the estimated total goodwill, $71 million was estimated to be tax deductible.

AppLabs Acquisition

On September 13, 2011, CSC acquired AppLabs Technologies Private Limited (AppLabs), a Company headquartered in India which significantly enhances CSC’s capabilities in application testing services as well as shortening time-to-market. The AppLabs acquisition will complement CSC’s expertise in financial services, healthcare, manufacturing, chemical, energy and natural resources and technology and consumer verticals.

CSC acquired all outstanding shares of AppLabs for cash consideration of $171 million, which was funded through CSC’s existing cash balances.

The results of AppLabs have been included in the Company’s consolidated financial statements from the date of acquisition as part of the GBS segment. For the twelve months ended March 30, 2012, AppLabs contributed revenues of $60 million and net income of $2 million, including the effect of purchase accounting adjustments, primarily relating to amortization of intangibles. The pro forma financial information for this acquisition is not presented as this acquisition is not material to CSC’s consolidated results.

The fair values of the assets acquired and liabilities assumed at the date of acquisition, including adjustments to the valuation of net assets acquired based on additional information that subsequently became available during fiscal 2012, are summarized as follows:

(Amounts in millions)	Estimated Fair Value
Cash and cash equivalents	$4
Trade receivables	20
Other current assets	8
Intangible assets	26
Property and equipment	4
Trade payables and accrued expenses	(26)
Deferred taxes and uncertain tax positions	(20)
Other liabilities	(2)
Total identifiable net assets acquired	14
Goodwill	157
Total purchase price	$171

As of the acquisition date, the fair value of trade receivables approximated book value and was considered fully recoverable.

The components of the definite-lived intangible assets acquired and their respective estimated useful lives are as follows:

(Amounts in millions)	Estimated Fair Value	Estimated Useful Lives (Years)
Customer relationships	$25	2-8
Software	1	1-5
Total intangible assets	$26

The entire amount of goodwill is associated with the Company’s GBS segment and is attributable to expected increases in the Company’s market capabilities and the value of the acquired workforce. None of the goodwill was tax deductible.

Other Acquisitions

During fiscal 2012, CSC also acquired two other small privately-held entities for $28 million in all-cash transactions plus additional consideration of up to $2 million contingent on achievement of agreed revenue targets for future periods through the end of May 2014. The acquisitions will enhance CSC’s offerings in the healthcare information technology and financial services industries.

The results of the acquired businesses have been included in the Company’s consolidated financial statements from the dates of acquisition. The pro forma financial information for these acquisitions is not presented as these acquisitions, both individually and in the aggregate, are not material to CSC’s consolidated results.

The purchase prices were allocated to net assets acquired based on estimates of fair values at the dates of acquisition as: $8 million to current assets, $2 million to property and equipment, $7 million to intangible assets, $6 million to liabilities and $17 million to goodwill. Identified intangible assets consist primarily of customer related intangibles with useful lives of 4-10 years. Of the $17 million goodwill, $14 million is associated with the NPS segment and $3 million with the GBS segment. The $14 million goodwill associated with the NPS segment is expected to be tax deductible.

During fiscal 2011, CSC acquired four privately-held companies for $156 million. Two of the acquisitions were related to CSC's NPS segment and enhance the Company's cyber security, intelligence and analysis capabilities that support the national security and intelligence communities. Two of the acquisitions were related to CSC's GBS segment and augment the Company's healthcare business process outsourcing, software design and development, and our consulting practice within the chemical, energy and natural resources markets. The purchase consideration for the acquisitions was allocated to the assets acquired and liabilities assumed, based on their respective fair values at the date of acquisition. The total purchase consideration was allocated as $17 million to current assets, $5 million to property and equipment and other long term assets, $22 million to customer-related intangible assets, $19 million to other intangible assets, $20 million to liabilities assumed, and $113 million to goodwill. Identified other intangible assets include software, noncompetition agreements, trade names and in-process research and development. The weighted average amortization period for the customer-related intangible assets ranges from seven to ten years, and for other intangible assets it ranges from three to eight years. Of the total goodwill, $72 million is associated with CSC’s NPS segment and $41 million with the GBS segment; $69 million of the total goodwill was tax deductible. The aggregate amount of acquisition costs for the transactions amounted to $1 million and was expensed as incurred.

Pro forma financial information is not presented as the impact of these acquisitions was immaterial to CSC’s consolidated results.